UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-4014

(Exact name of registrant as specified in charter):	Meridian Fund, Inc.

(Address of principal executive offices):	60 E. Sir Francis Drake Blvd
Ste. #306
Larkspur, CA. 94939

(Name and address of agent for service):	Gregg B. Keeling
60 E. Sir Francis Drake Blvd
Ste. #306
Larkspur, CA. 94939

Registrant’s telephone number:	(415) 461-8770

Date of fiscal year end:	June 30, 2010

Date of reporting period:	September 30, 2009

ITEM 1 — SCHEDULE OF INVESTMENTS

Meridian Equity Income Fund
Schedule of Investments
September 30, 2009 (Unaudited)

	Shares	Value

COMMON STOCKS - 94.7%

AEROSPACE/DEFENSE - 1.7%
Boeing Co. (The)	7,800	$422,370

AIR FREIGHT & LOGISTICS - 1.6%
United Parcel Service, Inc. Class B	7,015	396,137

APPAREL ACCESSORIES & LUXURY GOODS - 1.7%
VF Corp.	5,700	412,851

APPAREL RETAIL - 1.7%
Buckle, Inc. (The)	12,100	413,094

APPLICATION SOFTWARE - 1.7%
Interactive Data Corp.	15,500	406,255

ASSET MANAGEMENT & CUSTODY BANKS - 1.5%
Federated Investors, Inc. Class B	14,200	374,454

BANKING-DIVERSIFIED BANKS - 1.5%
Bank of Hawaii Corp.	8,800	365,552

BANKING-THRIFTS & MORTGAGE FINANCE - 1.5%
Hudson City Bancorp, Inc.	27,500	361,625

BROKERAGE & MONEY MANAGEMENT - 1.5%
T. Rowe Price Group, Inc.	7,800	356,460

BUILDING PRODUCTS - 1.7%
Valspar Corp.	14,800	407,148

BUSINESS SERVICES - 1.4%
Broadridge Financial Solutions, Inc.	17,400	349,740

CHEMICALS-DIVERSIFIED - 1.6%
Dow Chemical Co. (The)	15,300	398,871

CHEMICALS-SPECIALTY - 1.6%
Sensient Technologies Corp.	14,300	397,111

COMMERCIAL PRINTING - 1.7%
R. R. Donnelley & Sons Co.	20,015	425,519

COMPUTER HARDWARE - 1.7%
Diebold, Inc.	12,775	420,681

CONSUMER FINANCE - 1.6%
H & R Block, Inc.	20,800	382,304

CONSUMER PRODUCTS - 1.7%
Kimberly-Clark Corp.	7,150	421,707

DATA PROCESSING & OUTSOURCED SERVICES - 1.7%
Automatic Data Processing, Inc.	10,800	424,440

DEPARTMENT STORES - 1.7%
Nordstrom, Inc.	13,300	406,182

DISTILLERS & VINTNERS - 1.6%
Brown-Forman Corp. Class B	8,300	400,226

DISTRIBUTORS - 1.7%
Genuine Parts Co.	10,985	418,089

DIVERSIFIED CAPITAL MARKETS - 1.5%
NYSE Euronext	12,300	355,347

ELECTRICAL COMPONENTS & EQUIPMENT - 1.7%
Hubbell, Inc. Class B	9,900	415,800

ELECTRICAL UTILITIES - 1.5%
Constellation Energy Group, Inc.	11,100	359,307

Meridian Equity Income Fund
Schedule of Investments (continued)
September 30, 2009 (Unaudited)

	Shares	Value

COMMON STOCKS (continued)

ENERGY - 1.6%
Chevron Corp.	5,500	$387,365

ENVIRONMENTAL FACILITIES & SERVICES - 1.7%
Waste Management, Inc.	13,690	408,236

FOOD DISTRIBUTORS - 1.7%
SYSCO Corp.	16,300	405,055

FOOD & MEATS-PACKAGED - 1.7%
Kraft Foods, Inc. Class A	15,400	404,558

FOOD RETAIL - 1.4%
SUPERVALU, Inc.	22,100	332,826

HEALTH CARE EQUIPMENT & SUPPLIES - 1.6%
Hillenbrand, Inc.	19,800	403,326

HEALTH CARE SERVICES - 1.6%
Pharmaceutical Product Development, Inc.	17,300	379,562

HEALTH CARE TECHNOLOGY - 1.6%
Medtronic, Inc.	10,400	382,720

HOME IMPROVEMENT RETAIL - 1.6%
Home Depot, Inc.	15,100	402,264

HOUSEHOLD APPLIANCES - 1.7%
Stanley Works (The)	9,550	407,689

HOUSEHOLD-HOME FURNISHINGS - 1.6%
Leggett & Platt, Inc.	20,725	402,065

INDUSTRIAL CONGLOMERATES - 1.7%
3M Co.	5,500	405,900

INDUSTRIAL MACHINERY - 1.6%
Eaton Corp.	7,120	402,921

INSURANCE BROKERS - 1.7%
Willis Group Holdings, Ltd. (United Kingdom)	14,425	407,073

INSURANCE-LIFE & HEALTH - 1.6%
Aflac, Inc.	9,200	393,208

INSURANCE-PROPERTY & CASUALTY - 1.7%
Mercury General Corp.	11,545	417,698

MACHINERY-CONSTRUCTION, FARM & HEAVY TRUCKS - 1.7%
Caterpillar, Inc.	8,000	410,640

OFFICE SERVICES & SUPPLIES - 1.7%
Avery Dennison Corp.	11,355	408,894

OIL & GAS-REFINING & MARKETING - 1.5%
Sunoco, Inc.	12,900	367,005

PAPER & PACKAGING - 1.7%
Sonoco Products Co.	15,300	421,362

PERSONAL PRODUCTS - 1.7%
Nu Skin Enterprises, Inc. Class A	22,300	413,219

PHARMACEUTICALS - 1.7%
Johnson & Johnson	6,735	410,094

RAILROADS - 1.6%
Norfolk Southern Corp.	9,300	400,923

Meridian Equity Income Fund
Schedule of Investments (continued)
September 30, 2009 (Unaudited)

	Shares	Value

COMMON STOCKS (continued)

REITS-STORAGE - 1.6%
Public Storage REIT	5,300	$398,772

RESTAURANTS - 1.5%
McDonald’s Corp.	6,500	370,955

RETAIL - 1.8%
Mattel, Inc.	24,400	450,424

SEMICONDUCTORS - 1.7%
Intel Corp.	20,925	409,502

SOFT DRINKS - 1.8%
Coca-Cola Co. (The)	8,100	434,970

STEEL - 1.7%
Nucor Corp.	8,700	408,987

TELECOMMUNICATIONS EQUIPMENT - 1.7%
Harris Corp.	11,200	421,120

TELECOMMUNICATION SERVICES-INTEGRATED - 1.7%
AT&T, Inc.	14,980	404,610

TOBACCO - 1.6%
Reynolds American, Inc.	8,805	391,999

TRUCKING - 1.5%
Ryder System, Inc.	9,100	355,446

UTILITIES-GAS - 1.6%
AGL Resources, Inc.	11,400	402,078

TOTAL INVESTMENTS - 94.7% (Cost $24,419,310)		23,114,736

CASH AND OTHER ASSETS, LESS LIABILITIES - 5.3%		1,282,289

NET ASSETS - 100.0%		$24,397,025

REIT - Real Estate Investment Trust

See accompanying notes to Schedule of Investments.

Meridian Growth Fund
Schedule of Investments
September 30, 2009 (Unaudited)

	Shares	Value

COMMON STOCKS - 94.6%

AIR FREIGHT & LOGISTICS - 1.1%
Expeditors International of Washington, Inc.	411,000	$14,446,650

AUTOMOTIVE WHOLESALE SERVICES - 2.0%
Copart, Inc.*	818,400	27,179,064

BANKING - DIVERSIFIED BANKS - 2.3%
Bank of Hawaii Corp.	759,200	31,537,168

BROKERAGE & MONEY MANAGEMENT - 4.0%
Affiliated Managers Group, Inc.*	458,400	29,800,584
T. Rowe Price Group, Inc.	553,550	25,297,235

		55,097,819

BUILDING PRODUCTS - 2.4%
Valspar Corp.	1,205,800	33,171,558

BUSINESS SERVICES - 4.3%
Dun & Bradstreet Corp.	465,400	35,053,928
Global Payments, Inc.	496,500	23,186,550

		58,240,478

CASINOS & GAMING - 1.1%
International Game Technology	707,060	15,187,649

CELLULAR COMMUNICATIONS - 1.5%
American Tower Corp. Class A*	565,400	20,580,560

CHEMICALS-SPECIALTY - 2.5%
RPM International, Inc.	1,879,610	34,753,989

COMPUTER HARDWARE - 2.0%
Diebold, Inc.	843,725	27,783,864

CONSTRUCTION - 0.3%
Granite Construction, Inc.	127,885	3,956,762

CONSUMER SERVICES - 2.2%
Rollins, Inc.	1,606,980	30,291,573

DISTRIBUTORS - 1.9%
Watsco, Inc.	487,300	26,270,343

ENERGY - 7.0%
Continental Resources, Inc.*	302,900	11,864,593
Core Laboratories NV	276,000	28,452,840
FMC Technologies, Inc.*	638,680	33,364,643
Noble Energy, Inc.	338,000	22,294,480

		95,976,556

HEALTHCARE INFORMATION SERVICES - 1.6%
Cerner Corp.*	297,430	22,247,764

HEALTHCARE PRODUCTS - 4.0%
DENTSPLY International, Inc.	803,400	27,749,436
Edwards Lifesciences Corp.*	393,985	27,543,491

		55,292,927

HEALTHCARE TECHNOLOGY - 1.4%
IDEXX Laboratories, Inc.*	385,500	19,275,000

INDUSTRIAL CONGLOMERATES - 5.6%
Airgas, Inc.	287,467	13,904,779
Cooper Industries Plc Class A	827,200	31,077,904
Dionex Corp.*	478,600	31,094,642

		76,077,325

INDUSTRIAL SERVICES - 3.5%
Republic Services, Inc.	1,059,726	28,156,920
Ritchie Bros. Auctioneers, Inc.	800,000	19,632,000

		47,788,920

Meridian Growth Fund
Schedule of Investments (continued)
September 30, 2009 (Unaudited)

	Shares	Value

COMMON STOCKS (continued)

INSURANCE BROKERS - 4.8%
Brown & Brown, Inc.	1,717,150	$32,900,594
Willis Group Holdings, Ltd. (United Kingdom)	1,156,730	32,642,921

		65,543,515

LEISURE & AMUSEMENT - 1.5%
Royal Caribbean Cruises, Ltd.*	871,400	20,983,312

METALS - 1.0%
Cameco Corp.	493,600	13,722,080

REITS-DIVERSIFIED - 1.8%
Digital Realty Trust, Inc. REIT	542,900	24,815,959

RESTAURANTS - 2.3%
Cracker Barrel Old Country Store, Inc.	894,788	30,780,707

RETAIL - 8.7%
Bed Bath & Beyond, Inc.*	390,800	14,670,632
CarMax, Inc.*	833,800	17,426,420
Coach, Inc.	657,800	21,654,776
Family Dollar Stores, Inc.	698,100	18,429,840
Mattel, Inc.	1,772,700	32,724,042
PetSmart, Inc.	638,000	13,876,500

		118,782,210

TECHNOLOGY - 5.9%
Autodesk, Inc.*	854,400	20,334,720
NetApp, Inc.*	518,100	13,822,908
Trimble Navigation, Ltd.*	798,100	19,082,571
Zebra Technologies Corp. Class A*	1,030,213	26,713,423

		79,953,622

TECH-SOFTWARE - 15.9%
Adobe Systems, Inc.*	903,300	29,845,032
Advent Software, Inc.*	808,838	32,555,729
Blackbaud, Inc.	1,367,000	31,714,400
BMC Software, Inc.*	738,700	27,723,411
MICROS Systems, Inc.*	762,700	23,025,913
Nuance Communications, Inc.*	1,746,100	26,121,656
Solera Holdings, Inc.	1,014,700	31,567,317
Teradata Corp.*	513,100	14,120,512

		216,673,970

TRUCKING - 2.0%
J.B. Hunt Transport Services, Inc.	864,700	27,782,811

TOTAL COMMON STOCKS - 94.6% (Cost $1,134,745,415)		1,294,194,155

U.S. GOVERNMENT OBLIGATIONS - 3.7%
U.S. Treasury Bill @ .177%** due 10/22/09 (Face Value $15,000,000)		14,998,469
U.S. Treasury Bill @ .139%** due 10/29/09 (Face Value $35,000,000)		34,996,271

TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost $49,994,740)		49,994,740

TOTAL INVESTMENTS - 98.3% (Cost $1,184,740,155)		1,344,188,895

CASH AND OTHER ASSETS, LESS LIABILITIES - 1.7%		23,099,721

NET ASSETS - 100.0%		$1,367,288,616

REIT - Real Estate Investment Trust

*	Non-income producing securities

**	Annualized yield at date of purchase

See accompanying notes to Schedule of Investments.

Meridian Value Fund
Schedule of Investments
September 30, 2009 (Unaudited)

	Shares	Value

COMMON STOCKS - 95.6%

ASSET MANAGEMENT & CUSTODY BANKS - 2.5%
Franklin Resources, Inc.	238,100	$23,952,860

BANKING - 4.0%
JPMorgan Chase & Co.	469,800	20,586,636
Wells Fargo & Co.	592,700	16,702,286

		37,288,922

BIOTECHNOLOGY - 0.0%
Talecris Biotherapeutics Holdings Corp.*	1,000	19,000

BREWERS - 2.4%
Molson Coors Brewing Co. Class B	456,700	22,232,156

BROKERAGE & MONEY MANAGEMENT - 2.2%
TD Ameritrade Holding Corp.*	1,067,900	20,952,198

BUILDING PRODUCTS - 0.5%
Simpson Manufacturing Co., Inc.	172,200	4,349,772

BUSINESS SERVICES - 2.1%
Broadridge Financial Solutions, Inc.	972,100	19,539,210

COMPUTER HARDWARE - 1.2%
Diebold, Inc.	348,300	11,469,519

CONSUMER PRODUCTS - 3.9%
Black & Decker Corp. (The)	465,900	21,566,511
Kimberly-Clark Corp.	261,200	15,405,576

		36,972,087

ENERGY - 6.1%
Apache Corp.	159,100	14,610,153
Exterran Holdings, Inc.*	199,650	4,739,691
Forest Oil Corp.*	493,900	9,665,623
SunPower Corp. Class A*	356,400	10,652,796
Transocean, Ltd.*	204,702	17,508,162

		57,176,425

ENGINEERING & CONSTRUCTION - 2.3%
KBR, Inc.	926,600	21,580,514

ENVIRONMENTAL FACILITIES & SERVICES - 2.2%
Waste Management, Inc.	703,100	20,966,442

HEALTHCARE PRODUCTS - 7.5%
Baxter International, Inc.	333,800	19,029,938
Boston Scientific Corp.*	882,600	9,346,734
Covidien Plc	406,600	17,589,516
Gen-Probe, Inc.*	244,500	10,132,080
Hologic, Inc.*	863,000	14,101,420

		70,199,688

HOME IMPROVEMENT RETAIL - 2.3%
Sherwin-Williams Co. (The)	353,900	21,290,624

INDUSTRIAL - 0.9%
Curtiss-Wright Corp.	261,100	8,911,343

INDUSTRIAL PRODUCTS - 6.3%
Cummins, Inc.	182,300	8,168,863
Franklin Electric Co., Inc.	491,700	14,097,039
Lincoln Electric Holdings, Inc.	200,400	9,508,980
Schnitzer Steel Industries, Inc. Class A	174,300	9,281,475
Sealed Air Corp.	934,800	18,350,124

		59,406,481

INDUSTRIAL SERVICES - 1.0%
Ritchie Bros. Auctioneers, Inc.	393,000	9,644,220

INSURANCE - 2.6%
Travelers Cos., Inc. (The)	491,200	24,181,776

Meridian Value Fund
Schedule of Investments (continued)
September 30, 2009 (Unaudited)

	Shares	Value

COMMON STOCKS (continued)

INSURANCE BROKERS - 2.5%
Willis Group Holdings, Ltd. (United Kingdom)	840,000	$23,704,800

LEISURE & AMUSEMENT - 3.4%
Carnival Corp.	498,700	16,596,736
Polaris Industries, Inc.	368,600	15,031,508

		31,628,244

METALS - 2.1%
Cameco Corp.	354,800	9,863,440
Newmont Mining Corp.	235,000	10,344,700

		20,208,140

PHARMACEUTICALS - 1.3%
BioMarin Pharmaceutical, Inc.*	658,700	11,909,296

PIPELINES - 1.9%
Kinder Morgan Management, LLC*	383,311	18,149,776

RAILROADS - 2.1%
Union Pacific Corp.	335,200	19,558,920

REITS-DIVERSIFIED - 2.2%
Host Hotels & Resorts, Inc. REIT	990,900	11,662,893
Redwood Trust, Inc. REIT	576,700	8,938,850

		20,601,743

RETAIL - 9.7%
Best Buy Co., Inc.	313,800	11,773,776
Carter’s Inc.*	673,600	17,985,120
Costco Wholesale Corp.	343,900	19,416,594
Kohl’s Corp.*	310,200	17,696,910
Mattel, Inc.	1,298,900	23,977,694

		90,850,094

SEMICONDUCTORS - 3.8%
NVIDIA Corp.*	1,445,100	21,719,853
Power Integrations, Inc.	430,600	14,351,898

		36,071,751

TECHNOLOGY - 6.3%
Autodesk, Inc.*	403,400	9,600,920
Cisco Systems, Inc.*	899,600	21,176,584
Itron, Inc.*	105,500	6,766,770
Zebra Technologies Corp. Class A*	829,700	21,514,121

		59,058,395

TECH-SOFTWARE - 4.5%
Adobe Systems, Inc.*	679,100	22,437,464
Citrix Systems, Inc.*	493,800	19,371,774

		41,809,238

TRUCKING - 3.6%
Con-way, Inc.	519,900	19,922,568
Heartland Express, Inc.	993,600	14,307,840

		34,230,408

UTILITIES - 2.2%
Hawaiian Electric Industries, Inc.	1,120,375	20,301,195

TOTAL COMMON STOCKS - 95.6% (Cost $762,996,323)		898,215,237

U.S. GOVERNMENT OBLIGATIONS - 2.7%
U.S. Treasury Bill @ .177%** due 10/22/09 (Face Value $15,000,000)		14,998,469
U.S. Treasury Bill @ .139%** due 10/29/09 (Face Value $10,000,000)		9,998,934

TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost $24,997,403)		24,997,403

TOTAL INVESTMENTS - 98.3% (Cost $787,993,726)		923,212,640

CASH AND OTHER ASSETS, LESS LIABILITIES - 1.7%		15,814,890

NET ASSETS - 100.0%		$939,027,530

REIT - Real Estate Investment Trust

*	Non-income producing securities

**	Annualized yield at date of purchase

See accompanying notes to Schedule of Investments.

Meridian Fund, Inc.
Notes to Schedule of Investments
September 30, 2009 (Unaudited)

1.	Investment Valuation: Marketable securities are valued at the closing price or last sales price on the principal exchange or market on which they are traded; or, if there were no sales that day, at the last reported bid price. Securities and other assets for which reliable market quotations are not readily available or for which a significant event has occurred since the time of the most recent market quotation, will be valued at their fair value as determined by Aster Investment Management Company, Inc. (the “Adviser”) under the guidelines established by, and under the general supervision and responsibility of, the Funds’ Board of Directors (the “Board”). Short-term debt securities with original or remaining maturities in excess of 60 days are valued at the mean of their quoted bid and asked prices. Short-term debt securities with 60 days or less to maturity are valued at amortized cost which approximates fair market value.

2.	Fair Value Measurements: Various inputs are used in determining the fair value of investments, which are as follows:

Level 1 - quoted prices in active markets for identical securities;

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

Level 3 - significant unobservable inputs (including the Fund’s determinations as to the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used to value the Fund’s securities as of September 30, 2009 is as follows:

	Meridian	Meridian	Meridian
Valuation Inputs	Equity Income	Growth	Value

Level 1 - Quoted Prices*	$23,114,736	$1,294,194,155	$898,215,237
Level 2 - Other Significant Observable Inputs**	—	49,994,740	24,997,403
Level 3 - Significant Unobservable Inputs	—	—	—

Total Market Value of Investments	$23,114,736	$1,344,188,895	$923,212,640

*	Level 1 investments are all common stock and industry classifications are defined on the Schedule of Investments.

**	Level 2 investments are limited to U.S. Treasury Bills.

3.	Federal Income Tax Information: The aggregate cost of investments, unrealized appreciation and depreciation which are book figures that approximate federal income tax basis, were as follows:

		Aggregate	Aggregate
		Gross	Gross	Net Unrealized
		Unrealized	Unrealized	Appreciation/
	Aggregate Cost	Appreciation	Depreciation	(Depreciation)

Equity Income Fund	$24,419,310	$1,392,479	$(2,697,053)	$(1,304,574)
Growth Fund	1,184,740,155	211,910,820	(52,462,080)	159,448,740
Value Fund	787,993,726	164,942,717	(29,723,803)	(135,218,914)

ITEM 2 — CONTROLS AND PROCEDURES
(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing).

(b)	There have been no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
ITEM 3 — EXHIBITS
(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2).
Filed herewith

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Meridian Fund, Inc.

By:	/s/ Richard F. Aster Richard F. Aster
President & CEO

Date: November 12, 2009
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Gregg B. Keeling Gregg B. Keeling
CFO & Treasurer

Date: November 12, 2009

By:	/s/ Richard F. Aster Richard F. Aster
President & CEO

Date: November 12, 2009